8. SANDSTORM FINANCING ARRANGEMENT (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Sandstorm Financing Arrangement Details
Gross proceeds from private placement	$ 9,722,897
Consultancy and advisory fees	936,926
Legals fees included in general and adminstration expenses	192,203
Share issuance costs	$ 86,636